7. STOCKHOLDERS' EQUITY (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding at beginning of period	749,211	105,890	105,890
Forfeited		0	0
Granted	25,587	643,321	0
Outstanding at end of period and expected to vest	774,798	749,211	105,890
Options exercisable	306,530	175,022	101,958
Weighted Average Exercise Price
Outstanding at beginning of period	$ 6.86	$ 2.62	$ 2.62
Forfeited		$ 0	$ 0
Granted	$ 7.56	$ 7.56	$ 0
Outstanding at end of period and expected to vest	$ 6.89	$ 6.86	$ 2.62
Options exercisable	$ 5.87	$ 6.67	$ 2.66
Weighted-average fair value of options granted during the period		$ 5.37	$ 0